CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY	Total USD ($)	Total CNY	Beijing Huayi Giant Information Technology Co. Ltd. CNY	Shanghai Juxi Network Technology Co Ltd CNY	Shanghai Juxian Network Technology Co Ltd CNY	Shanghai Juyan Network Technology Co Ltd CNY	Shanghai Jujia Network Technology Co Ltd CNY	Ordinary shares USD ($)	Ordinary shares CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Statutory reserves USD ($)	Statutory reserves CNY	Accumulated other comprehensive loss USD ($)	Accumulated other comprehensive loss CNY	Retained earnings USD ($)	Retained earnings CNY	Treasury stock USD ($)	Treasury stock CNY	Total Giant Interactive Group Inc.'s equity USD ($)	Total Giant Interactive Group Inc.'s equity CNY	Non-controlling interest USD ($)	Non-controlling interest CNY	Non-controlling interest Beijing Huayi Giant Information Technology Co. Ltd. CNY	Non-controlling interest Shanghai Juxi Network Technology Co Ltd CNY	Non-controlling interest Shanghai Juxian Network Technology Co Ltd CNY	Non-controlling interest Shanghai Juyan Network Technology Co Ltd CNY	Non-controlling interest Shanghai Jujia Network Technology Co Ltd CNY
Beginning Balance at Dec. 31, 2008		5,373,129,455							417		5,985,416,631		43,890,273		(167,236,828)		1,625,004,920		(2,113,945,958)		5,373,129,455
Beginning Balance (in shares) at Dec. 31, 2008									227,018,426
Net income for the year		859,019,253															859,313,746				859,313,746		(294,493)
Non-controlling interest
- Non controlling interests from acquisition of a subsidiary		2,758,100																					2,758,100
- Equity movement		5,145,000																					5,145,000
Comprehensive income:
- Foreign currency translation		(12,768,786)													(12,768,786)						(12,768,786)
- Reclassification adjustment		(1,813,513)													(1,813,513)						(1,813,513)
- Unrealized holding losses		(30,951,002)													(30,951,002)						(30,951,002)
Exercise of share options (in shares)									1,371,366
Exercise of share options		18,734,326									18,734,326										18,734,326
Share based compensation		32,038,720									32,038,720										32,038,720
Repurchase of shares (in shares)									(1,570,785)
Repurchase of shares		(62,846,075)																	(62,846,075)		(62,846,075)
Dividends to shareholders		(277,652,205)															(277,652,205)				(277,652,205)
Ending Balance at Dec. 31, 2009		5,904,793,273							417		6,036,189,677		43,890,273		(212,770,129)		2,206,666,461		(2,176,792,033)		5,897,184,666		7,608,607
Ending Balance (in shares) at Dec. 31, 2009									226,819,007
Net income for the year		807,625,038															811,187,833				811,187,833		(3,562,795)
Non-controlling interest
- Non controlling interests from acquisition of a subsidiary		3,750,000																					3,750,000
- Deconsolidation of subsidiaries			(3,750,000)																					(3,750,000)
- Equity movement			10,737,017																					10,737,017
Comprehensive income:
- Foreign currency translation		(73,194,240)													(73,194,240)						(73,194,240)
- Unrealized holding losses		(14,540,051)													(14,540,051)						(14,540,051)
Exercise of share options (in shares)									1,200,405
Exercise of share options		17,760,783									17,760,783										17,760,783
Share based compensation		33,584,427									33,584,427										33,584,427
Dividends to shareholders		(279,122,994)															(279,122,994)				(279,122,994)
Ending Balance at Dec. 31, 2010		6,407,643,253							417		6,087,534,887		43,890,273		(300,504,420)		2,738,731,300		(2,176,792,033)		6,392,860,424		14,782,829
Ending Balance (in shares) at Dec. 31, 2010		228,019,412							228,019,412
Issuances of shares		13							13												13
Net income for the year	144,011,799	906,395,868															879,966,874				879,966,874		26,428,994
Non-controlling interest
- Deconsolidation of subsidiaries				(1,091,241)	(1,067,296)																				(1,091,241)	(1,067,296)
- Consolidation						(1,855,246)																					(1,855,246)
- Equity movement		836,998																					836,998
- Dividend declared							(12,250,000)																					(12,250,000)
Comprehensive income:
- Foreign currency translation		(84,727,808)													(84,727,808)						(84,727,808)
- Unrealized holding losses		(15,997,558)													(15,997,558)						(15,997,558)
Exercise of share options (in shares)	7,993,119								8,148,519
Exercise of share options		128,935,695									99,668,141						(47,960,922)		77,228,476		128,935,695
Reversal of statutory reserves													(32,958,749)				32,958,749
Appropriation to statutory reserves													3,194,295				(3,194,295)
Capital discount from acquiring non-controlling interests of Juyan Network		(1,599,254)									(1,599,254)										(1,599,254)
Share based compensation		29,335,181									29,335,181										29,335,181
Repurchase of shares (in shares)									(932,972)
Repurchase of shares		(22,960,759)																	(22,960,759)		(22,960,759)
Dividends to shareholders		(4,810,164,772)									(1,864,676,429)						(2,945,488,343)				(4,810,164,772)
Ending Balance at Dec. 31, 2011	$ 400,615,369	2,521,433,074						$ 68	430	$ 691,187,106	4,350,262,526	$ 2,244,367	14,125,819	$ (63,748,993)	(401,229,786)	$ 104,071,142	655,013,363	$ (337,235,151)	(2,122,524,316)	$ 396,518,539	2,495,648,036	$ 4,096,830	25,785,038
Ending Balance (in shares) at Dec. 31, 2011	235,234,959							235,234,959